Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	333	139	558	186	472	256
General and administrative	1,146	568	1,692	975	2,399	1,634
Loss from operations	(1,479)	(707)	(2,250)	(1,161)	(2,871)	(1,890)
Other (expense) income :
Unrealized (loss)/gain on derivatives	(120)	(17)	(157)	26	48	1,237
Sale of Eniluracil (Note 8)					40	0
Other loss	(4)	(3)	(5)	(12)	(14)	(9)
Interest income and other	5	3	8	3	8	3
Total other (expense)/income, net	(119)	(17)	(154)	17	82	1,231
Net loss	$ (1,598)	$ (724)	$ (2,404)	$ (1,144)	$ (2,789)	$ (659)
Basic net loss per common share	$ (0.11)	$ (0.06)	$ (0.17)	$ (0.10)
Diluted net loss per common share	$ (0.11)	$ (0.06)	$ (0.17)	$ (0.10)
Weighted-average number of common shares outstanding, basic	14,192	12,813	13,917	11,873	12,765	10,827
Weighted-average number of common shares outstanding, diluted	14,192	12,813	13,917	11,873	12,765	10,827
Loss per common share, basic and diluted	$ (0.11)	$ (0.06)	$ (0.17)	$ (0.10)	$ (0.22)	$ (0.06)